Basis of Presentation: (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 26, 2020
Schedule of impacts of the financial statements

	As previously reported	Adjustment	As restated
Balance Sheet as of December 31, 2020
Warrant derivative liability	$—	$55,720,000	$55,720,000
Total liabilities	17,627,450	55,720,000	73,347,450
Class A common stock subject to possible redemption	478,574,408	(55,720,000)	422,854,408
Class A commmon stock	215	557	772
Additional paid-in capital	5,152,825	28,735,558	33,888,383
Accumulated deficit	(154,280)	(28,736,115)	(28,890,395)

	As previously
	reported	Adjustment	As restated
Balance Sheet as of October 14, 2020
Warrant derivative liability	$—	$28,030,000	$28,030,000
Total liabilities	19,092,923	28,030,000	47,122,923
Class A common stock subject to possible redemption	477,874,167	(28,030,000)	449,844,167
Class A commmon stock	221	281	502
Additional paid-in capital	5,002,872	1,045,834	6,048,706
Accumulated deficit	(2,451)	(1,046,115)	(1,048,566)

Balance Sheet as of December 31, 2020
Warrant derivative liability	$—	$55,720,000	$55,720,000
Total liabilities	17,627,450	55,720,000	73,347,450
Class A common stock subject to possible redemption	478,574,408	(55,720,000)	422,854,408
Class A commmon stock	215	557	772
Additional paid-in capital	5,152,825	28,735,558	33,888,383
Accumulated deficit	(154,280)	(28,736,115)	(28,890,395)

Statement of Operations as of December 31, 2020
General and administrative expenses	$(232,904)	$(1,046,115)	$(1,279,019)
Change in fair value of warrant derivative liability	—	(27,690,000)	(27,690,000)
Total other income (expense)	78,624	(27,690,000)	(27,611,376)
Net loss	(154,280)	(28,736,115)	(28,890,395)
Basic and diluted loss per share	(0.02)	(2.97)	(2.99)

Statement of Cash Flows as of December 31, 2020
Net loss	$(154,280)	$(28,736,115)	$(28,890,395)
Change in fair value of warrant derivative liability	—	(27,690,000)	(27,690,000)
Net cash used in operating activities	(211,292)	(1,046,115)	(1,257,407)
Payment for underwriting discounts	(10,000,000)	1,046,115	(8,953,885)
Net cash provided by financing activites	501,228,698	1,046,115	502,274,813

Hman Group holdings Inc and subsidiaries
Schedule of impacts of the financial statements

Consolidated Statement of Comprehensive Loss

Amounts in thousands (except per share amounts)

	Year Ended December 28, 2019			Year Ended December 29, 2018
	As	Restatement	As	As	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Income tax (benefit) expense	$(5,370)	$(17,907)	$(23,277)	$2,070	$(10,960)	$(8,890)
Net loss	(103,386)	17,907	(85,479)	(69,641)	10,960	(58,681)
Comprehensive loss	(97,836)	17,907	(79,929)	(80,694)	10,960	(69,734)
Basic and diluted loss per share	(191)	33	(158)	(128)	20	(108)

Consolidated Balance Sheets

	Year Ended December 28, 2019			Year Ended December 29, 2018
	As	Restatement	As	As	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Goodwill(1)	$819,077	$(3,227)	$815,850	$803,847	$(3,227)	$800,620
Total Assets	2,441,210	(3,227)	2,437,983	2,431,470	(3,227)	2,428,243
Deferred tax liabilities	196,437	(32,094)	164,343	200,696	(14,187)	186,509
Total liabilities	2,096,108	(32,094)	2,064,014	1,992,363	(14,187)	1,978,176
Accumulated deficit	(176,217)	28,867	(147,350)	(72,831)	10,960	(61,871)
Total stockholder’s equity	345,102	28,867	373,969	439,107	10,960	450,067
Total liabilities and stockholder’s equity	2,441,210	(3,227)	2,437,983	2,431,470	(3,227)	2,428,243
(1)

The Company incorrectly established a valuation allowance on deferred taxes related to the interest limitations from the MinuteKey and Big Time Products acquisitions in 2018 during purchase accounting through goodwill. The correction of the error resulted in a reduction of goodwill of $1,160 for MinuteKey and $2,067 for Big Time Products.

Consolidated Statements of Cash Flows

	Year Ended December 28, 2019			Year Ended December 29, 2018
	As	Restatement	As	As	Restatement	As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Cash flows from operating activities:
Net loss	$(103,386)	$17,907	$(85,479)	$(69,641)	$10,960	$(58,681)
Deferred income taxes	(5,679)	(17,907)	(23,586)	394	(10,960)	(10,566)
Net cash provided by operating activities	$52,359	$—	$52,359	$7,547	$—	$7,547